Key Management Personnel (Tables)	12 Months Ended
Jun. 30, 2024
Key Management Personnel [Abstract]
Schedule of Compensation Paid/Payable to Members of Key Management Personnel of the Consolidated Entity	The aggregate compensation paid/payable to members of key management personnel of the Consolidated Entity is set out below:
	Consolidated
	30 June 2024	30 June 2023
	$	$

Short-term employee benefits	541,280	558,855
Post-employment benefits	57,670	57,440
Share-based payments	-	(34,722)
	598,950	581,573